Balance Sheet Accounts (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Computer equipment and software		$ 17,112	$ 17,524
Office equipment and furniture		3,583	3,490
Leasehold improvements		3,156	3,173
Property and equipment, gross		23,851	24,187
Less accumulated depreciation and amortization		(19,146)	(18,579)
Property and equipment, net	[1]	$ 4,705	$ 5,608

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method